Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of income taxes [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 13,272	$ 2,960
Research and development expense, available for reduction of future taxable income	13,508	12,167
Non-capital loss carryforwards	385,990	140,240
Research and development
Disclosure of income taxes [Line Items]
Unused tax credits for which no deferred tax asset recognised	2,230	1,924
E-business
Disclosure of income taxes [Line Items]
Unused tax credits for which no deferred tax asset recognised	2,857	1,844
Chronogolf
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	2,607
Canada
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	65,452	62,810
Provision for tax refund receivable	$ 3,146	$ 2,961